Equity (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Summary of Capital Stock Prior to and Immediately After Stock Split
The capital stock of the Company is as follows:

Series of shares	Shareholders	Outstanding shares	% of the capital stock	% of ordinary shares with full voting rights
A	Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.	7,936,628,152	47.22%	55.97%
D	Wholly-owned subsidiaries of The Coca-Cola Company	4,668,365,424	27.78%	32.92%
B	Public float	1,575,624,195	9.37%	11.11%
L	Public float	2,626,040,325	15.63%	0%
Total		16,806,658,096	100.00%	100.00%

Summary of Capital Stock
As of December 31, 2025, 2024 and 2023, the number of each share series representing Coca-Cola FEMSA’s common stock is comprised as follows:

	Outstanding Shares

Series of shares	2025	2024	2023
A	7,936,628,152	7,936,628,152	7,936,628,152
D	4,668,365,424	4,668,365,424	4,668,365,424
B	1,575,624,195	1,575,624,195	1,575,624,195
L	2,626,040,325	2,626,040,325	2,626,040,325
Total	16,806,658,096	16,806,658,096	16,806,658,096

Summary of Dividends Declared and Paid
For the years ended December 31, 2025, 2024 and 2023 the dividends declared per share by the Company to equity holders of the parent are as follows:

Series of shares (1)	2025		2024	2023
A	Ps.	7,302	6,032	5,754
D	4,295		3,548	3,385
L	2,416		1,996	1,904
B	1,449		1,197	1,142
Total	Ps.	15,462	12,773	12,185

(1) At an ordinary shareholders’ meeting of Coca-Cola FEMSA held on April 8, 2025, the shareholders declared a dividend of Ps. 15,462 that was paid on April 23, 2025, July 16, 2025, October 15, 2025 and December 9, 2025. This represents a dividend of Ps.0.9200 per share.